Asset Acquisitions	12 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Asset Acquisitions

5. Asset Acquisitions

On February 15, 2023, ZGCL Macau acquired 100% of the equity interest in LICCL from two independent parties for a total consideration of MOP100,000.

On May 15, 2023, ZGCL Macau acquired 100% of the equity interest in LMSL from two independent parties for a total consideration of MOP100,000.

On July 25, 2023 ZGCL Macau acquired 32% of the equity interest in LFTL from an independent party for a total consideration of MOP32,000.

At the time of the acquisitions, LICCL, LMSL and LFTL were dormant companies not engaged in any business activities. LICCL, LMSL and LFTL had no assets on their books as of the acquisition dates. Neither LICCL, LMSL nor LFTL had an organized workforce, nor any inputs that such a workforce could develop or convert into outputs. Furthermore, neither LICCL, LMSL nor LFTL had any outputs and did not carry out any revenue-generating activities at the time of the acquisitions. Therefore, they did not meet the definition of a business under ASC 805. These acquisitions were accounted for as asset acquisitions under ASC 805. No goodwill was recognized.